Defined benefit pension schemes - Estimated surpluses and deficits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension plans
Defined benefit pension schemes
Net surplus (deficit), beginning of year	£ (129)	£ 84	£ (87)
Actuarial gains and losses in other comprehensive income	200	(181)	57
Contributions paid	50	45	56
Net surplus (deficit), end of year	56	(129)	84
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	563	961	755
(Charge) credit to income statement	(40)
Actuarial gains and losses in other comprehensive income	119	(442)	115
Contributions paid	50	45	56
Net surplus (deficit), end of year	692	563	961
Pension plans | Less: amount attributable to PAC with-profits fund (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(425)
(Charge) credit to income statement	10
Actuarial gains and losses in other comprehensive income	(39)
Contributions paid	(19)
Net surplus (deficit), end of year	(473)	(425)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	138
(Charge) credit to income statement	(30)
Actuarial gains and losses in other comprehensive income	80
Contributions paid	31
Net surplus (deficit), end of year	219	138
Pension plans | Shareholders' share related tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(27)
(Charge) credit to income statement	6
Actuarial gains and losses in other comprehensive income	(15)
Contributions paid	(6)
Net surplus (deficit), end of year	(42)	(27)
Pension plans | Net of shareholders' tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	111
(Charge) credit to income statement	(24)
Actuarial gains and losses in other comprehensive income	65
Contributions paid	25
Net surplus (deficit), end of year	177	111
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(558)	(800)	(710)
(Charge) credit to income statement	(14)
Actuarial gains and losses in other comprehensive income	87	274	(64)
Net surplus (deficit), end of year	(485)	(558)	(800)
Pension plans | Less: amount attributable to PAC with-profits fund (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	409
(Charge) credit to income statement	10
Actuarial gains and losses in other comprehensive income	(56)
Net surplus (deficit), end of year	363	409
Pension plans | Shareholders' share, gross of tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(149)
(Charge) credit to income statement	(4)
Actuarial gains and losses in other comprehensive income	31
Net surplus (deficit), end of year	(122)	(149)
Pension plans | Shareholders' share related tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	29
Actuarial gains and losses in other comprehensive income	(6)
Net surplus (deficit), end of year	23	29
Pension plans | Net of shareholders' tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(120)
(Charge) credit to income statement	(4)
Actuarial gains and losses in other comprehensive income	25
Net surplus (deficit), end of year	(99)	(120)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	5	161	45
(Charge) credit to income statement	(54)
Actuarial gains and losses in other comprehensive income	206	(168)	51
Contributions paid	50	45	56
Net surplus (deficit), end of year	207	5	£ 161
Pension plans | Less: amount attributable to PAC with-profits fund (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(16)
(Charge) credit to income statement	20
Actuarial gains and losses in other comprehensive income	(95)
Contributions paid	(19)
Net surplus (deficit), end of year	(110)	(16)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(11)
(Charge) credit to income statement	(34)
Actuarial gains and losses in other comprehensive income	111
Contributions paid	31
Net surplus (deficit), end of year	97	(11)
Pension plans | Shareholders' share related tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	2
(Charge) credit to income statement	6
Actuarial gains and losses in other comprehensive income	(21)
Contributions paid	(6)
Net surplus (deficit), end of year	(19)	2
Pension plans | Net of shareholders' tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(9)
(Charge) credit to income statement	(28)
Actuarial gains and losses in other comprehensive income	90
Contributions paid	25
Net surplus (deficit), end of year	78	(9)
M&GGPS
Defined benefit pension schemes
Investments in Prudential insurance policies	151	134
Net surplus (deficit), beginning of year	(50)
Net surplus (deficit), end of year	(42)	(50)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	84
Net surplus (deficit), end of year	109	84
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	84
Net surplus (deficit), end of year	£ 109	£ 84